Basis of Preparation of the Consolidated Financial Statements - Summary of Financial Information on Ferrosur Roca S A (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	$ 6,518,546,319	$ 3,500,620,930
Non-current assets	6,453,717,348	5,461,385,515
Current liabilities	5,474,329,747	6,029,591,063
Non-current liabilities	3,082,139,762	1,801,903,805
Equity attributable to the owners of the Company	3,822,551,465	740,366,741
Non-controllinginterests	593,242,693	390,144,836
Net revenue	15,286,534,926	9,874,443,208	$ 7,870,953,893
Finance costs, net	(842,142,961)	(941,287,406)	(591,564,301)
Income tax	(585,537,956)	(257,734,325)	(242,359,114)
Profit or (loss) for the year	1,700,361,691	502,017,046	351,519,747
Net cash generated by operating activities	3,220,311,139	1,612,924,423	1,383,076,093
Net cash used in investing activities	(1,258,132,364)	(462,982,491)	(488,807,270)
Net cash (used in) generated by financing activities	297,838,393	(696,697,025)	(850,264,255)
Ferrosur Roca S.A. [member]
Disclosure of subsidiaries [line items]
Current assets	448,672,962	227,349,424
Non-current assets	757,054,777	710,404,407
Current liabilities	838,820,242	594,786,019
Non-current liabilities	183,118,912	166,101,662
Equity attributable to the owners of the Company	147,030,869	138,159,696
Non-controllinginterests	36,757,716	38,706,454
Net revenue	1,608,080,671	1,223,681,686	919,729,670
Finance costs, net	(124,903,098)	(128,933,963)	(92,795,807)
Depreciation	(74,821,293)	(54,995,175)	(44,853,392)
Income tax	(3,002,588)	(26,964,252)	(8,555,315)
Profit or (loss) for the year	6,922,435	49,982,654	15,147,453
Net cash generated by operating activities	90,167,989	260,874,828	163,772,758
Net cash used in investing activities	(198,133,153)	(165,530,937)	(109,782,503)
Net cash (used in) generated by financing activities	$ 107,211,129	$ (90,434,660)	$ (76,456,255)